Equity (Details Narrative)	Dec. 02, 2026 shares	Mar. 24, 2026 shares	Sep. 04, 2025 shares	Feb. 15, 2024 USD ($) $ / shares shares	Jan. 23, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 02, 2024 shares	Jun. 19, 2024 shares	May 09, 2024 SGD ($)	May 08, 2024 SGD ($)	May 03, 2024 $ / shares	Dec. 31, 2023 SGD ($) $ / shares	Jul. 15, 2015 shares	Dec. 05, 2012 shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized				500,000,000		6,666,666,666.67	100,000,000
Ordinary shares par value | $ / shares				$ 0.001		$ 0.000075	$ 0.000005
Common stock, shares, issued						1,000,000	15,000,000
Common stock, shares, outstanding						1,000,000	15,000,000
Shares issued								5,000,000
Stock issued dividend | $				$ 500,000
Fitness Champs Pte Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued									10,000
Shares outstanding															10,000
Dividend declared per share | $ / shares												$ 8.00	$ 42.89
Dividend paid | $											$ 80,000		$ 429,000
Fitness Champs Aquatics Pte Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued									1,000
Shares outstanding														1,000
Dividend declared per share | $ / shares												$ 220.00	$ 806.65
Dividend paid | $										$ 220,000			$ 807,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share capital | $					$ 500,000	$ 500,000
Ordinary shares authorized					100,000,000,000
Ordinary shares par value | $ / shares					$ 0.000005
Subsequent Event [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Additional shares issued			2,000,000
Shares issued		1,133,333.33	17,000,000
Shares outstanding			17,000,000
Common stock shares converted	1,133,333.33	37,777.78